Condensed Consolidated and Combined Statements of Changes in Equity (USD $)	Total	Predecessor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Predecessor Equity [Member]	Predecessor Equity [Member] Predecessor [Member]	Parent [Member]	Parent [Member] Predecessor [Member]	Operating Partnership Unitholders' Noncontrolling Interests [Member]	Noncontrolling Interests in Properties [Member]	Noncontrolling Interests in Properties [Member] Predecessor [Member]
Balance, beginning at Dec. 31, 2011		$ 18,466,718							$ 16,902,575			$ 1,564,143
Contributions		5,125,000							4,612,500			512,500
Distributions		(15,700,281)							(13,770,577)			(1,929,704)
Net income/ (loss)		(1,881,575)							(1,595,094)			(286,481)
Balance ending at Dec. 31, 2012		6,009,862							6,149,404			(139,542)
Net income/ (loss)		(1,340,845)
Balance ending at Sep. 30, 2013
Balance, beginning at Dec. 31, 2012		6,009,862							6,149,404			(139,542)
Contributions		27,472,313							26,107,313			1,365,000
Distributions		(1,596,767)							(1,499,417)			(97,350)
Net income/ (loss)		(4,177,293)							(4,132,925)			(44,368)
Balance ending at Dec. 31, 2013		27,708,115					26,624,375		26,624,375			1,083,740
Ending balance, shares at Dec. 31, 2013		8,192,915
Contributions		3,905,445					3,843,445		3,843,445			62,000
Distributions		(1,500,000)					(1,347,000)		(1,347,000)			(153,000)
Net income/ (loss)		1,944,487					1,973,197		1,973,197			(28,710)
Balance ending at Apr. 20, 2014		32,058,047					31,094,017		31,094,017			964,030
Balance, beginning at Mar. 31, 2014
Net income/ (loss)		(258,842)
Balance ending at Apr. 20, 2014		32,058,047
Net proceeds from sale of common shares, values	72,470,455		65,821	72,404,634				72,470,455
Net proceeds from sale of common shares			6,582,150
Formation Transaction	(42,620,221)		16,108	(27,568,284)		(31,094,017)		(58,646,193)		17,684,113	(1,658,141)
Formation Transaction, shares			1,610,765
Restricted stock award grants	667,347			667,347				667,347
Dividend distributions declared	(4,783,934)				(3,424,638)			(3,424,638)		(1,359,296)
Distributions	(79,336)										(79,336)
Net income/ (loss)	(5,182,461)				(3,711,400)			(3,711,400)		(1,508,097)	37,036
Balance ending at Sep. 30, 2014	$ 52,529,897		$ 81,929	$ 45,503,697	$ (7,136,038)			$ 38,449,588		$ 14,816,720	$ (736,411)
Ending balance, shares at Sep. 30, 2014	8,192,915		8,192,915